Other Current Assets	12 Months Ended
Dec. 31, 2014
Other Current Assets
Other Current Assets

6. Other Current Assets

        Other current assets consisted of the following as at December 31 (in thousands):

	2014	2013
Claims receivable	$7,856	$2,815
Advances to suppliers and other assets	3,784	3,369

Total	$11,640	$6,184

        As of December 31, 2014 and December 31, 2013, claims receivable consist of insurance and other claims. As of December 31, 2014, the Company recorded a claim receivable of $7.0 million in relation to a collision incident of the Hanjin Italy outside Singapore.